Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Balance Sheet Components [Abstract]
Balance Sheet Components
2.	Balance Sheet Components
Inventories
Inventories consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Raw materials	$2,986	$2,758
Work-in-progress	1,231	1,132
Finished goods	2,353	1,274

	$6,570	$5,164

The amount recorded as charges to cost of revenues, representing inventories considered obsolete and unsaleable was insignificant for the three months ended March 31, 2023 and 2022.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2023	December 31, 2022
Prepaid and financed insurance	$1,513	$—
Prepaid expenses	1,409	1,029
Value added tax receivable	900	446
Contract assets	—	197
Vendor prepaid	287	—
Government tax receivables	1,419	1,416
Other assets	129	186

	$5,657	$3,274

Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	March 31, 2023	December 31, 2022
Office equipment	$157	$157
Computer hardware and software	2,081	2,017
Lab equipment	2,802	2,864
Furniture and fixtures	553	545
Leasehold improvements	1,087	1,069

Gross book value	6,680	6,652
Less: accumulated depreciation and amortization	(4,318)	(4,291)

	$2,362	$2,361

Depreciation and amortization expense on property and equipment were $0.2 million and $0.2 million for the three months ended March 31, 2023 and 2022, respectively.

Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consists of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued compensation and employee benefits	$2,189	$2,999
Accrued professional services	1,243	1,909
Financed insurance	912	—
Accrued valued added and other taxes	508	399
Accruals for purchases received	607	751
Current operating lease liabilities	483	593
Accrued TAS legal settlement	—	325
Other current liabilities	1,414	968

	$7,356	$7,944

2.	Balance Sheet Components
Inventories
Inventories consisted of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$2,758	$2,040
Work-in-progress	1,132	976
Finished goods	1,274	1,519

	$5,164	$4,535

The amount recorded as charges to cost of revenues, representing inventories considered obsolete and unsaleable was $0.3 million for the year ended December 31, 2022, and insignificant for the year ended December 31, 2021.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Prepaid expenses	$1,029	$1,006
Value added tax receivable	446	616
Contract assets	197	—
Government tax receivables	1,416	—
Other assets	186	686

	$3,274	$2,308

Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Office equipment	$157	$151
Computer hardware and software	2,017	1,887
Lab equipment	2,864	2,717
Furniture and fixtures	545	529
Leasehold improvements	1,069	1,122

Gross book value	6,652	6,406
Less: accumulated depreciation and amortization	(4,291)	(3,672)

	$2,361	$2,734

Depreciation and amortization expense on property and equipment was $0.8 million and $0.6 million for the years ended December 31, 2022 and 2021, respectively.
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consists of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and employee benefits	$2,999	$2,859
Customer advances	—	471
Accrued professional services	1,909	497
Accrued valued added and other taxes	399	400
Accruals for purchases received	751	550
Current operating lease liabilities	593	—
Accrued TAS legal settlement (Note 17)	325	—
Other current liabilities	968	845

	$7,944	$5,622